Investment Objectives and Goals	Sep. 30, 2026
Subversive Growth 100 Redacted ETF
Prospectus [Line Items]
Risk/Return [Heading]	Subversive Growth 100 Redacted ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Subversive Growth 100 Redacted ETF (the “Fund”) seeks capital appreciation.
Subversive S&P 500 Redacted ETF
Prospectus [Line Items]
Risk/Return [Heading]	Subversive S&P 500 Redacted ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Subversive S&P 500 Redacted ETF (the “Fund”) seeks capital appreciation.